Commitments	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments
14.	Commitments.
The Company, at December 31, 2018, had entered into various contracts to develop and maintain real estate with remaining commitments totaling $1,337,000.